[LOGO] API Trust
--------------------------------------------------------------------------------
GROWTH FUND
CAPITAL INCOME FUND
MULTIPLE INDEX TRUST
YORKTOWN CLASSIC VALUE TRUST
TREASURIES TRUST

SEMI-ANNUAL REPORT DATED NOVEMBER 30, 2001

                               [LOGO] API Trust

                                   CONTENTS

                        Growth Fund
                         Schedule of Investments      2
                         Financial Statements         5

                        Capital Income Fund
                         Schedule of Investments     12
                         Financial Statements        13

                        Multiple Index Trust
                         Schedule of Investments     20
                         Financial Statements        21

                        Yorktown Classic Value Trust
                         Schedule of Investments     27
                         Financial Statements        28

                        Treasuries Trust
                         Schedule of Investments     36
                         Financial Statements        37

                       Goodbye 2001 (and Good Riddance?)

Dear Fellow Shareholders:

In sum, we have withstood the worse case scenario. Our country is strong and our free enterprise system, along with our free markets, is the best in the world. In conclusion, 2001 was a very good year despite negative market performance.

Consecutive down years are rare in stock market history, occurring only three times since the end of WWI. The stock market fell four consecutive years from 1929 to 1932 as the greatest bubble in stock market history gave way to our nation's greatest depression; for three straight years from 1939 to 1941, as Germany and Japan overran large portions of Europe and Southeast Asia during the first half of WWII; and for two years in 1973 and 1974 as the U.S. suffered through a synchronized global recession, major political uncertainties, and a painful oil embargo. When future analysts look back on 2000-01, we think they will certainly point out that these two years share many of the problems of the multiple down year periods before them: 1) a stock market bubble, 2) a synchronized global recession, 3) political uncertainty, and 4) a military conflict. All we can say about 2001 is that we are glad it's over, and we hope 2002 mimics the more market-friendly years of 1933 (when the market rebounded 46.6%), 1942 (up 12.4%), and 1975 (up 31.5%).

The keys to our success in this difficult environment are clear. The following chart depicts performance comparisons of our funds relative to the market since September 21st, the market low after the events of September 11th, to November 30th, the date of this report.

                     Change from 09/21/2001 to 11/30/2001

                      S&P 500                      17.98%
                      API Growth Fund              21.05%
                      API Capital Income Fund      17.10%
                      API Multiple Index Trust     22.23%
                      Yorktown Classic Value Trust 33.79%

The performance underscores the continuing power of our unique mix of individual securities, specialized mutual funds, and market indexes, which ensure we will be well positioned for future growth and income.

Sincerely,

/s/ David D. Basten

David D. Basten
President

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               November 30, 2001
                                  (Unaudited)


                                     Shares    Value
                                     ------    -----
MUTUAL FUNDS -- 46.35%
Emerging Market Funds -- 2.31%
Goldman Sachs Emerging Markets Fund  109,529 $  808,324
Harris Insight Emerging Markets Fund  65,876    434,783
                                             ----------
                                              1,243,107
                                             ----------
Equity Income Funds -- 0.81%
Scudder-Dreman High Return Fund       11,824    434,568
                                             ----------
European Region Funds -- 1.98%
Vanguard European Index Fund          52,891  1,067,346
                                             ----------
International Funds -- 11.23%
Deutsche EAFE Index Fund             370,970  3,546,480
Dresdner RCM International Growth
 Fund                                 43,936    409,930
Deutsche International Select Equity
 Fund                                 64,531    975,705
Vanguard Tax Managed International
 Fund                                141,271  1,113,930
                                             ----------
                                              6,046,045
                                             ----------
Large Cap Core Funds -- 0.77%
Harris Insight Growth Fund            19,762    413,439
                                             ----------
Large Cap Growth Funds -- 1.46%
American Century Ultra Fund           14,697    397,854
Eclipse Growth Equity Fund            17,385    387,517
                                             ----------
                                                785,371
                                             ----------
Latin American Fund -- 1.99%
T. Rowe Price Latin America Fund     124,223  1,069,565
                                             ----------
Mid Cap Core Funds -- 0.54%
Vanguard Index Extended Market Fund   13,187    291,836
                                             ----------

                                     Shares     Value
                                     ------     -----
Mid Cap Growth Funds -- 5.37%
Goldman Sachs Growth Opportunity
 Fund                                 50,632 $   936,709
Harris Insight Small Cap Opportunity
 Fund                                 25,406     426,829
Legg Mason Special Investment Trust   26,034     903,671
UAM-Sirach Special Equity Fund       113,798     621,337
                                             -----------
                                               2,888,546
                                             -----------
Mid Cap Value Funds -- 0.66%
Boston Partners Mid Cap Value Fund    28,544     357,374
                                             -----------
Multi Cap Core Funds -- 7.66%
Deutsche Equity Partners Fund         39,808     896,099
Legg Mason Value Trust Fund           33,165   1,734,206
Vanguard Index Total Stock Market
 Fund                                 58,783   1,491,919
                                             -----------
                                               4,122,224
                                             -----------
Multi Cap Value Funds -- 2.17%
Boston Partners Large Cap Value Fund  50,724     694,928
UAM-NWQ Special Equity Fund           37,425     471,183
                                             -----------
                                               1,166,111
                                             -----------
Small Cap Core Funds -- 1.45%
UAM-RHJ Small Cap Fund                47,449     781,494
                                             -----------
Small Cap Value Funds -- 1.06%
American Century Small Cap Value
 Fund                                 74,515     573,025
                                             -----------
S&P 500 Funds -- 6.89%
Deutsche S&P 500 Index Fund            2,105     273,317
Federated Index Trust Max-Cap Fund    24,543     568,191
T. Rowe Price Equity Index Fund       22,155     679,739
Vanguard Index 500 Fund               20,790   2,190,316
                                             -----------
                                               3,711,563
                                             -----------
   Total Mutual Funds
    (cost $25,787,897)                      $24,951,614
                                             -----------

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      SCHEDULE OF INVESTMENTS, Continued
                               November 30, 2001
                                  (Unaudited)

                                      Shares   Value
                                      ------   -----
CLOSED END FUNDS -- 1.21%
Asia Pacific Fund                     21,000 $  170,520
Chile Fund                            10,000     83,800
China Fund                            21,000    249,270
Templeton Dragon Fund                 20,000    149,200
                                             ----------
   Total Closed End Funds
    (cost $663,013)                             652,790
                                             ----------

COMMON STOCKS -- 20.30%
Automobiles & Trucks -- 0.84%
Ford Motor Co.                        24,000    454,560
                                             ----------
Banks -- 0.25%
Fleet Boston Corp.                     3,600    132,300
                                             ----------
Beverage Industry -- 0.37%
Coca Cola Co.                          4,200    197,232
                                             ----------
Computer & Peripherals -- 2.62%
Dell Computer Corp.                   15,000    418,950
International Business Machines, Inc.  4,000    462,360
McData Corp.                          16,000    403,200
Sun Microsystems                       9,000    128,160
                                             ----------
                                              1,412,670
                                             ----------

                                 Shares   Value
                                 ------   -----
Computer Software & Services -- 3.93%
Adobe Systems                     4,400 $  141,152
Microsoft                        10,000    642,100
Oracle Corp.                     34,400    482,632
Siebel Systems                   38,000    849,300
                                        ----------
                                         2,115,184
                                        ----------
Drug Industry -- 0.37%
Merck & Co. Inc.                  2,900    196,475
                                        ----------
Electronics Industry -- 1.85%
JDS Uniphase Corp.               50,000    504,000
Sanmina Corp.                    23,000    492,200
                                        ----------
                                           996,200
                                        ----------
Entertainment -- 0.33%
Disney (Walt) Co.                 8,600    176,042
                                        ----------
Financial Services Ind. -- 2.25%
Citi Group                       25,333  1,213,451
                                        ----------
Medical Supplies Industry -- 1.73%
Johnson & Johnson                16,000    932,000
                                        ----------
Paper & Forest Products -- 0.36%
Georgia Pacific Corp.             6,000    192,360
                                        ----------
Retail -- 1.23%
TJX Corp.                        17,500    659,575
                                        ----------

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      SCHEDULE OF INVESTMENTS, Continued
                               November 30, 2001
                                  (Unaudited)


                                                  Shares    Value
                                                  ------    -----
            Securities Brokerage -- 3.02%
            Goldman Sachs                          4,000 $   355,600
            Legg Mason, Inc.                      18,000     850,500
            Merrill Lynch & Co. Inc.               8,400     420,756
                                                         -----------
                                                           1,626,856
                                                         -----------
            Semiconductor -- 0.72%
            Atmel Corp.                           13,200     108,900
            Intel Corp.                            8,500     277,610
                                                         -----------
                                                             386,510
                                                         -----------
            Telecommunications Equipment -- 0.43%
            ONI Systems                           33,000     234,960
                                                         -----------
               Total Common Stocks
                (cost $9,824,894)                         10,926,375
                                                         -----------

            EXCHANGE TRADED INDEX SHARES -- 32.14%
            Fortune 500 Index Shares               2,000     163,040
            i Shares Dow Jones Telecommunications  4,500     138,195
            i Shares Dow Jones U.S. Technology     2,500     135,000
            i Shares MSCI Austria Index Fund      15,500     114,235
            i Shares MSCI Belgium Index Fund       9,500      98,135
            i Shares MSCI Brazil Index             5,500      62,095
            i Shares MSCI EMU Index                7,200     390,456
            i Shares MSCI Germany Index           16,700     242,317

The accompanying notes are an integral part of the financial statements.

                                                Shares     Value
                                                ------     -----
             i Shares MSCI Hong Kong Index       11,000 $    97,350
             i Shares MSCI Japan                 46,000     385,480
             i Shares MSCI Mexico Index           8,000     110,480
             i Shares MSCI Switzerland Index      7,500      93,375
             i Shares MSCI United Kingdom Index
              Fund                                6,500      93,795
             i Shares Russell 1000                3,000     153,420
             i Shares Russell 2000                8,700     474,411
             i Shares Russell 3000                7,900     323,742
             i Shares S&P Global                 26,000   1,530,100
             i Shares S&P 100 Index              41,000   2,414,490
             i Shares S&P Value                  19,000   1,035,880
             i Shares S&P Mid Cap 400             1,600     175,712
             i Shares S&P 500 Barra               8,800     521,664
             i Shares Small Cap 600               2,800     224,112
             i Shares S&P Smallcap 600 Index      9,000     966,600
             SPDR -- S&P 500 Index               23,800   2,722,244
             SPDR -- Financial Sector Index      71,000   1,839,610
             SPDR -- Technology Sector Index    114,000   2,797,560
                                                        -----------
                Total Exchange Traded Index Shares
                 (cost $18,489,073)                     17,303,498
                                                        -----------
                Total Investments
                 (cost $54,764,877)                    $53,834,277
                                                        ===========

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2001
                                  (Unaudited)

Assets:
  Investments at value (identified cost of $54,764,877)                                        $53,834,277
  Cash                                                                                             730,478
  Other assets                                                                                      47,990
                                                                                               -----------

       Total assets                                                                             54,612,745
                                                                                               -----------

Liabilities:
  Accrued distribution fees                                                                         44,120
  Accrued advisory fees                                                                             44,120
  Payable for shareholder redemptions                                                               89,957
  Other liabilities                                                                                 87,597
                                                                                               -----------

       Total liabilities                                                                           265,794
                                                                                               -----------

         Net Assets                                                                            $54,346,951
                                                                                               ===========

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)   5,340,554
                                                                                               ===========

Net asset value and offering price per share outstanding                                       $     10.18
                                                                                               ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                  for the six months ended November 30, 2001
                                  (Unaudited)

Investment Income:
  Dividends                                                           $   187,112
  Interest                                                                 12,413
                                                                      -----------
       Total income                                                       199,525
                                                                      -----------

Expenses:
  Investment advisory fees                                                282,896
  Distribution fees                                                       282,896
  Transfer agent fees                                                     117,292
  Custodial fees                                                           13,385
  Professional fees                                                        35,116
  Registration fees                                                         8,273
  Trustee fees                                                             11,496
  Insurance                                                                17,553
  Shareholder reports                                                       9,312
  Miscellaneous                                                             4,668
                                                                      -----------
                                                                          782,887
  Less expenses waived by investment advisor                                 (558)
                                                                      -----------

      Total expenses                                                      782,329
                                                                      -----------

      Net investment loss                                                (582,804)
                                                                      -----------

Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from security transactions                  (3,288,623)
  Capital gain distributions from mutual funds                             88,270
  Change in unrealized appreciation on investments                     (3,904,839)
                                                                      -----------

       Net realized and unrealized gain (loss) on investments          (7,105,192)
                                                                      -----------

         Net decrease in net assets resulting from operations         $(7,687,996)
                                                                      ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                               For the Six
                                                                              Months Ended    For the
                                                                              Nov. 30, 2001  Year Ended
                                                                               (Unaudited)  May 31, 2001
                                                                               -----------  ------------
Operations:
  Net investment loss                                                          $  (582,804) $ (1,234,213)
  Net realized gain (loss) from security transactions                           (3,288,623)    2,322,466
  Capital gain distributions from mutual funds                                      88,270     2,970,583
  Net change in unrealized appreciation on investments                          (3,904,839)  (16,716,823)
                                                                               -----------  ------------

       Increase (decrease) in net assets resulting from operations              (7,687,996)  (12,657,987)
                                                                               -----------  ------------
Distributions:
  From net realized gain on security transactions                                             (9,615,606)
                                                                                            ------------

       Decrease in net assets resulting from distributions                                    (9,615,606)
                                                                                            ------------
Capital share transactions:
  Proceeds from sale of 269,140 and 559,008 shares                               2,782,644     7,224,263
  Value of 642,972 shares issued upon reinvestment of dividends                                9,383,497
  Cost of 442,469 and 1,377,010 shares redeemed                                 (4,508,662)  (19,032,361)
                                                                               -----------  ------------

       Decrease in net assets resulting from capital share transactions         (1,726,018)   (2,424,601)
                                                                               -----------  ------------

       Total decrease in net assets                                             (9,414,014)  (24,698,194)
Net assets:
  Beginning of year/period                                                      63,760,965    88,459,159
                                                                               -----------  ------------

  End of year/period                                                           $54,346,951  $ 63,760,965
                                                                               ===========  ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                             FINANCIAL HIGHLIGHTS



                                                       For the
                                                     Six Months
                                                        Ended
                                                      Nov. 30,               For the Year Ended May 31
                                                        2001     -----------------------------------------------
                                                     (Unaudited)  2001      2000      1999      1998      1997
                                                     -----------  ----      ----      ----      ----      ----
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period              $ 11.56   $ 15.55   $ 14.19   $ 14.13   $ 13.42   $ 14.00
                                                       -------   -------   -------   -------   -------   -------
Income from investment operations:
  Net investment loss                                    (0.11)    (0.22)     (.25)     (.21)    (0.08)    (0.17)
  Net realized and unrealized gain (loss) on
   investments                                           (1.27)    (2.07)     3.35      1.32      2.36      1.25
                                                       -------   -------   -------   -------   -------   -------

       Total income (loss) from investment
        operations                                       (1.38)    (2.29)     3.10      1.11      2.28      1.08
                                                       -------   -------   -------   -------   -------   -------
Distributions:
  From net realized gain on security transactions                  (1.70)    (1.74)    (1.05)    (1.57)    (1.66)
                                                                 -------   -------   -------   -------   -------

       Total distributions                                         (1.70)    (1.74)    (1.05)    (1.57)    (1.66)
                                                                 -------   -------   -------   -------   -------

         Net asset value, end of year/period           $ 10.18   $ 11.56   $ 15.55   $ 14.19   $ 14.13   $ 13.42
                                                       =======   =======   =======   =======   =======   =======

Total return/(1)/                                       (11.94)%  (16.82)%   24.17%     8.46%    18.39%     8.32%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)            $54,347   $63,761   $88,459   $71,764   $77,173   $68,717
  Ratio of expenses to average net assets/(2)/            2.76%     2.42%     2.42%     2.32%     2.18%     2.18%
  Ratio of net investment income (loss) to average
   net assets                                            (2.06)%   (1.63)%   (1.79)%   (1.49)%   (0.62)%   (1.31)%
  Portfolio turnover rate                                   30%       60%       61%       86%       57%       84%

----------

/(1)/ Does not reflect contingent deferred sales charge.

/(2)/ Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.76%, 2.57%, 2.57%, 2.58%, 2.54% and 2.55%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
(Information as of and for the six months ended November 30, 2001 is unaudited)

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds ("underlying funds") that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 2001, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $54,764,877, $930,600, $4,374,721 and $5,305,321, respectively.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued



2. Significant Accounting Policies, continued:

   the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note
   4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the six months ended November 30, 2001, the Advisor waived $558 of its fees.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securities Dealers, Inc. ("NASD"). Under these rules, 12b-1 fees received by Distributors are combined with those charged by the underlying funds in determining the maximum percentage limits currently permitted by the NASD.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 2001, the Distributor received $558 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued



5. Investment Activity:

   For the six months ended November 30, 2001, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $8,450,672 and $10,487,239, respectively.

6. Composition of Net Assets:

   At November 30, 2001, net assets consisted of:

   Paid-in capital                                                             $56,455,706
   Accumulated net investment loss                                                (582,804)
   Accumulated net realized loss from security transactions                       (595,351)
   Unrealized appreciation on investments                                         (930,600)
                                                                               -----------
       Net assets applicable to outstanding shares of beneficial interest      $54,346,951
                                                                               ===========

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               November 30, 2001
                                  (Unaudited)


                                           Market
                                  Shares   Value
                                  ------   ------
MUTUAL FUNDS -- 63.99%
Equity Income Funds -- 21.38%
Kemper-Dreman High Return Fund    42,771 $1,571,830
T. Rowe Price Equity Income Fund  13,269    317,262
                                         ----------
                                          1,889,092
                                         ----------
International Funds -- 4.80%
Vanguard Developed Markets Index
 Fund                             60,302    423,919
                                         ----------
Large Cap Core Funds -- 15.69%
North Track S&P 100 Plus Fund     41,911  1,386,835
                                         ----------
Mid Cap Growth Funds -- 4.40%
UAM Special Equity Fund           71,124    388,336
                                         ----------
Multi Cap Core Funds -- 0.68%
Vanguard Intex Total Stock Market
 Fund                              2,378     60,372
                                         ----------
Pacific Region Funds -- 5.17%
T. Rowe Price New Asia Fund       79,104    457,224
                                         ----------
S&P 500 Funds -- 8.23%
Federated Max-Cap Fund            16,227    375,654
Vanguard Index 500 Fund            3,336    351,456
                                         ----------
                                            727,110
                                         ----------
Science & Technology Funds -- 3.64%
Kemper Technology Fund            26,132    321,950
                                         ----------
   Total Mutual Funds
    (cost $5,981,436)                     5,654,838
                                         ----------

                                                        Market
                                               Shares   Value
                                               ------   ------
                EXCHANGE TRADED INDEX
                 SHARES -- 36.01%
                i Shares MSCI Australia        40,000 $  372,400
                i Shares MSCI Canada Index     33,000    349,800
                i Shares MSCI France           20,000    362,200
                i Shares MSCI Germany Index    25,000    362,750
                i Shares MSCI Mexico Index     12,500    172,625
                SPDR -- Financial Sector Index  3,500     90,685
                SPDR -- NASDAQ 100 Index        5,100    202,776
                SPDR -- S&P 500 Index          11,100  1,269,618
                                                      ----------
                   Total Exchange Traded Index Shares
                    (cost $3,943,565)                 3,182,854
                                                      ----------
                   Total Investments
                    (cost $9,925,001)                 $8,837,692
                                                      ==========

   The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2001
                                  (Unaudited)

Assets:
  Investments at value (identified cost of $9,925,001)                                         $8,837,692
  Cash                                                                                            300,957
  Other assets                                                                                     11,361
                                                                                               ----------

       Total assets                                                                             9,150,010
                                                                                               ----------
Liabilities:
  Accrued distribution fees                                                                         3,406
  Accrued advisory fees                                                                             4,415
  Other liabilities                                                                                16,772
                                                                                               ----------

       Total liabilities                                                                           24,593
                                                                                               ----------

         Net assets                                                                            $9,125,417
                                                                                               ==========

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)    608,171
                                                                                               ==========

Net asset value and offering price per share outstanding                                       $    15.00
                                                                                               ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                  for the six months ended November 30, 2001
                                  (Unaudited)

Investment income:
  Dividends                                                           $  41,801
  Interest                                                                7,184
                                                                      ---------
       Total income                                                      48,985
                                                                      ---------
Expenses:
  Investment advisory fees                                               27,943
  Distribution fees                                                      23,286
  Transfer agent fees                                                    28,367
  Custodial fees                                                          3,653
  Professional fees                                                       5,307
  Registration fees                                                       7,472
  Trustee fees                                                            1,901
  Insurance                                                               2,835
  Shareholder reports                                                     2,043
  Miscellaneous                                                           1,643
                                                                      ---------
                                                                        104,450
  Less expenses waived by investment advisor and distributor             (6,387)
                                                                      ---------

      Total expenses                                                     98,063
                                                                      ---------

      Net investment loss                                               (49,078)
                                                                      ---------

Realized and unrealized gain (loss) on investments:
  Change in unrealized appreciation on investments                     (907,006)
                                                                      ---------

         Net decrease in net assets resulting from operations         $(956,084)
                                                                      =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                               For the Six
                                                                              Months Ended    For the
                                                                              Nov. 30, 2001  Year Ended
                                                                               (Unaudited)  May 31, 2001
                                                                              ------------- ------------
Operations:
  Net investment income (loss)                                                 $  (49,078)  $   (28,920)
  Net realized gain (loss) from security transactions                                           (70,228)
  Capital gain distributions from mutual funds                                                  294,945
  Net change in unrealized appreciation on investments                           (907,006)   (1,502,752)
                                                                               ----------   -----------

       Increase (decrease) in net assets resulting from operations               (956,084)   (1,306,955)
                                                                               ----------   -----------
Distributions:
  From net investment income                                                                    (40,712)
  From net realized gain on security transactions                                            (1,865,119)
                                                                                            -----------

       Decrease in net assets resulting from distributions                                   (1,905,831)
                                                                                            -----------
Capital share transactions:
  Proceeds from sale of 70,409 and 179,163 shares                               1,078,213     3,537,560
  Value of 93,831 shares issued upon reinvestment of dividends                                1,654,234
  Cost of 63,849 and 156,406 shares redeemed                                     (948,581)   (3,101,584)
                                                                               ----------   -----------

       Increase in net assets resulting from capital share transactions           129,632     2,090,210
                                                                               ----------   -----------

       Total decrease in net assets
                                                                                 (826,452)   (1,122,576)
Net assets:
  Beginning of year/period                                                      9,951,869    11,074,445
                                                                               ----------   -----------
  End of year/period                                                           $9,125,417   $ 9,951,869
                                                                               ==========   ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                             FINANCIAL HIGHLIGHTS



                                                                 For the
                                                               Six Months
                                                                  Ended
                                                                Nov. 30,           For the Years Ended May 31,
                                                                  2001     -------------------------------------------
                                                               (Unaudited)  2001      2000     1999     1998     1997
                                                               -----------  ----      ----     ----     ----     ----
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period                        $16.54    $ 22.83   $ 23.03  $ 22.96  $ 19.92  $17.57
                                                                 ------    -------   -------  -------  -------  ------
Income from investment operations:
  Net investment income (loss)                                    (0.08)      0.03      0.15     0.02     0.16    0.32
  Net realized and unrealized gain (loss) on investments          (1.46)     (2.37)     1.90     1.38     4.64    3.49
                                                                 ------    -------   -------  -------  -------  ------

       Total income (loss) from investment operations             (1.54)     (2.34)     2.05     1.40     4.80    3.81
                                                                 ------    -------   -------  -------  -------  ------
Distributions:
  From net investment income                                                 (0.16)     (.50)            (0.30)  (0.48)
  From net realized gain on security transactions                            (3.79)    (1.75)   (1.33)   (1.46)  (0.98)
                                                                           -------   -------  -------  -------  ------

       Total distributions                                                   (3.95)    (2.25)   (1.33)   (1.76)  (1.46)
                                                                           -------   -------  -------  -------  ------

         Net asset value, end of year/period                     $15.00    $ 16.54   $ 22.83  $ 23.03  $ 22.96  $19.92
                                                                 ======    =======   =======  =======  =======  ======

Total return/(1)/                                                 (9.31)%   (11.32)%    9.49%    6.57%   25.30%  22.43%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                      $9,125    $ 9,952   $11,074  $13,823  $11,592  $8,098
  Ratio of expenses to average net assets/(2)/                     2.11%      1.84%     1.43%    1.34%    1.47%   1.77%
  Ratio of net investment income (loss) to average net assets     (1.06)%    (0.27)%    0.82%    0.09%    0.80%   1.84%
  Portfolio turnover rate                                             0%        89%       53%      79%      33%     67%

----------

/(1)/  Does not reflect contingent deferred sales charge.

/(2)/ Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.25%, 2.09%, 1.84%, 1.94%, 2.07% and 2.38%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
(Information as of and for the six months ended November 30, 2001 is unaudited)

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing primarily in mutual funds ("underlying funds"), at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 2001, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $9,925,001, $1,087309, $305,438 and $1,392,747, respectively.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:

     reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the six months ended November 30, 2001, the Advisor waived $4,260 of its fees.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securities Dealers, Inc. ("NASD"). Under these rules, 12b-1 fees received by Distributors are combined with those charged by the underlying funds in determining the maximum percentage limits currently permitted by the NASD. During the six months ended November 30, 2001, the Distributor waived $2,127 of its fees.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 2001, the Distributor received $4,260 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge in generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the six months ended November 30, 2001, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $96,985 and $0, respectively.

6. Composition of Net Assets:

   At November 30, 2001, net assets consisted of:

   Paid-in capital                                                             $10,277,608
   Accumulated net investment loss                                                 (45,418)
   Accumulated net realized loss from security transactions                        (19,464)
   Unrealized depreciation on investments                                       (1,087,309)
                                                                               -----------
       Net assets applicable to outstanding shares of beneficial interest      $ 9,125,417
                                                                               ===========

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 2001
                                  (Unaudited)


                                                   Shares    Value
                                                   ------    -----

           MUTUAL FUNDS -- 59.86%
           Emerging Markets Fund -- 0.61%
           Vanguard International Index Emerging
            Markets Portfolio                       10,191 $   81,128
                                                           ----------
           International Funds -- 7.17%
           Deutsche EAFE Equity Index Fund          67,628    646,525
           Vanguard Total International Index Fund  32,526    303,148
                                                           ----------
                                                              949,673
                                                           ----------
           Large Cap Core Funds -- 10.82%
           North Track S&P 100 Plus Portfolio       43,293  1,432,581
                                                           ----------
           Mid Cap Core Funds -- 2.03%
           T. Rowe Price Extended Equity Market
            Index Fund                              28,122    268,572
                                                           ----------
           Multi Cap Core Funds -- 2.58%
           Vanguard Index Total Stock Market
            Fund                                    13,484    342,232
                                                           ----------
           Multi Cap Growth Funds -- 2.28%
           Rydex Series Trust OTC Fund              26,913    301,432
                                                           ----------
           Pacific Region Funds -- 0.87%
           Vanguard International Index Pacific
            Portfolio                               16,613    114,634
                                                           ----------
           Science & Technology Funds -- 16.05%
           North Track Tech 100 Index Portfolio    104,865  2,126,666
                                                           ----------

                                                 Shares    Value
                                                 ------    -----
             Small Cap Value Funds -- 3.69%
             Vanguard Index Small Cap Value      50,199 $   489,448
                                                        -----------
             S&P Index Objective Funds -- 13.76%
             Federated Index Trust Max-Cap Fund   4,058      93,949
             T. Rowe Price Equity Index Fund     22,650     694,922
             SSGA S&P 500 Index Fund             23,934     451,398
             Vanguard Index Trust 500 Portfolio   5,535     583,117
                                                        -----------
                                                          1,823,386
                                                        -----------
                Total Mutual Funds
                 (cost $9,417,715)                       7,929,752
                                                        -----------

             EXCHANGE TRADED INDEX
              SHARES -- 40.14%
             i Shares Russell 1000 Index         21,000   1,261,680
             i Shares S&P Global                  4,000     235,400
             i Shares S&P 100 Index               4,500     265,005
             SPDR -- Technology Sector Index     30,000     736,200
             SPDR -- S&P Mid Cap 400 Index       15,000   1,332,600
             SPDR -- Nasdaq 100 Index            23,000     914,480
             SPDR -- S&P 500 Index                5,000     571,900
                                                        -----------
                Total Exchange Traded Index Shares
                 (cost $5,619,930)                       5,317,265
                                                        -----------
                Total Investments
                 (cost $15,037,645)                    $13,247,017
                                                        ===========

   The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2001
                                  (Unaudited)

Assets:
  Investments at value (identified cost of $15,037,645)                                        $13,247,017
  Cash                                                                                             413,798
  Receivable for fund shares sold                                                                   27,223
  Other assets                                                                                      10,303
                                                                                               -----------

       Total assets                                                                             13,698,341
                                                                                               -----------

Liabilities:
  Accrued advisory fees                                                                              4,983
  Other liabilities                                                                                 15,583
                                                                                               -----------

       Total liabilities                                                                            20,566
                                                                                               -----------

         Net assets                                                                            $13,677,775
                                                                                               ===========

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)   1,237,761
                                                                                               ===========

Net asset value and offering price per share outstanding                                       $     11.05
                                                                                               ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            STATEMENT OF OPERATIONS
                  for the six months ended November 30, 2001
                                  (Unaudited)

Investment income:
  Dividends                                                           $    30,762
  Interest                                                                  7,954
                                                                      -----------
       Total income                                                        38,716
                                                                      -----------

Expenses:
  Investment advisory fees                                                 45,589
  Transfer agent fees                                                      24,974
  Custodial fees                                                            3,660
  Professional fees                                                         7,166
  Registration fees                                                         7,358
  Trustee fees                                                              1,045
  Insurance                                                                 2,659
  Shareholder reports                                                       1,993
  Miscellaneous                                                             1,613
                                                                      -----------
                                                                           96,057
  Less expenses waived by investment advisor                              (14,648)
                                                                      -----------
      Total expenses                                                       81,409
                                                                      -----------
      Net investment loss                                                 (42,693)
                                                                      -----------

Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from security transactions                    (204,296)
  Capital gain distributions from mutual funds                             25,510
  Change in unrealized appreciation on investments                     (1,021,784)
                                                                      -----------

       Net realized and unrealized gain (loss) on investments          (1,200,570)
                                                                      -----------

         Net decrease in net assets resulting from operations         $(1,243,263)
                                                                      ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                               For the Six
                                                                              Months Ended  For the Year
                                                                              Nov. 30, 2001    Ended
                                                                               (Unaudited)  May 31, 2001
                                                                               -----------  ------------
Operations:
  Net investment loss                                                          $   (42,693) $   (51,386)
  Net realized gain (loss) from security transactions                             (204,296)    (593,096)
  Capital gain distributions from mutual funds                                      25,510      565,757
  Net change in unrealized appreciation on investments                          (1,021,784)  (2,709,704)
                                                                               -----------  -----------

       Increase (decrease) in net assets resulting from operations              (1,243,263)  (2,788,429)
                                                                               -----------  -----------
Distributions:
  From net investment income
  From net realized gain on security transactions                                              (322,962)
  In excess of realized gains                                                                   (23,233)
                                                                                            -----------

       Decrease in net assets resulting from distributions                                     (346,195)
                                                                                            -----------
Capital share transactions:
  Proceeds from sale of 215,741 and 490,503                                      2,353,702    7,050,303
  Value of 24,172 shares issued upon reinvestment of dividends                                  318,822
  Cost of 112,075 and 142,913 shares redeemed                                   (1,196,325)  (1,874,995)
                                                                               -----------  -----------

       Increase in net assets resulting from capital share transactions          1,157,377    5,494,130
                                                                               -----------  -----------

       Total increase (decrease) in net assets                                     (85,886)   2,359,506
Net assets:
  Beginning of year/period                                                      13,763,661   11,404,155
                                                                               -----------  -----------

  End of year/period                                                           $13,677,775  $13,763,661
                                                                               ===========  ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                             FINANCIAL HIGHLIGHTS



                                                                 For the
                                                               Six Months
                                                                  Ended                                   For the
                                                                Nov. 30,    For the Year Ended May, 31  Period Ended
                                                                  2001      --------------------------    May 31,
                                                               (Unaudited)  2001      2000      1999     1998/ (1)/
                                                               -----------  ----      ----      ----     ----------
For a share outstanding throughout the period:
Net asset value, beginning of year/period                        $ 12.14   $ 14.96   $ 12.70   $11.04      $10.00
                                                                 -------   -------   -------   ------      ------
Income from investment operations:
  Net investment income (loss)                                      (.03)    (0.05)    (0.01)   (0.01)       0.03
  Net realized and unrealized gain (loss) on investments           (1.06)    (2.43)     2.49     1.91        1.16
                                                                 -------   -------   -------   ------      ------

       Total income (loss) from investment operations              (1.09)    (2.48)     2.48     1.90        1.19
                                                                 -------   -------   -------   ------      ------
Distribution:
  From net investment income                                                           (0.12)               (0.03)
  From net realized gain on security transactions                            (0.32)    (0.10)   (0.24)      (0.12)
  In excess of realized gains                                                (0.02)
                                                                           -------   -------   ------      ------

       Total distributions                                                   (0.34)    (0.22)   (0.24)      (0.15)
                                                                           -------   -------   ------      ------

         Net asset value, end of year/period                     $ 11.05   $ 12.14   $ 14.96   $12.70      $11.04
                                                                 =======   =======   =======   ======      ======

Total return/(2)/                                                  (8.98)%  (16.76)%   19.46%   17.49%      11.99%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                      $13,678   $13,764   $11,404   $5,612      $3,080
  Ratio of expenses to average net assets/(3)/                      1.24%     1.24%     1.24%    1.23%       0.71%
  Ratio of net investment income (loss) to average net assets      (0.65)%   (0.38)%   (0.11)%  (0.09)%      0.36%
  Portfolio turnover rate                                             24%       20%       17%      35%         49%

----------

/(1)/  Commencement of operations was July 2, 1997.

/(2)/  Does not reflect contingent deferred sales charge.

/(3)/ Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.47%, 1.44%, 1.50%, 2.16% and 2.75%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS
(Information as of and for the six months ended November 30, 2001 is unaudited)

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Multiple Index Trust (the "Fund").

   The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its objective by investing at least 65% of its total assets in shares of other open-end investment companies whose portfolios mirror those of one index or another of market securities. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 2001, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $15,037,645, $1,790,628, $605,156 and $2,395,784, respectively.

  d. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

  e. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund. For the six months ended November 30, 2001, the Advisor waived $14,648 of its advisory fees.

4. Contingent Deferred Sales Charge:

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5. Investment Activity:

   For the six months ended November 30, 2001, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $2,538,320 and $1,472,493, respectively.

6. Composition of Net Assets:

   At November 30, 2001, net assets consisted of:

   Paid-in capital                                                             $16,064,095
   Accumulated net investment loss                                                 (42,693)
   Accumulated net realized loss from security transactions                       (552,999)
   Unrealized depreciation on investments                                       (1,790,628)
                                                                               -----------
       Net assets applicable to outstanding shares of beneficial interest      $13,677,775
                                                                               ===========

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 2001
                                  (Unaudited)


                                                         Shares   Value
                                                         ------   -----

     COMMON STOCKS -- 90.00%
     Aerospace/Defense -- 3.99%
     Boeing Company                                      25,000 $  877,500
                                                                ----------
     Banks -- 4.28%
     BB&T Corp.                                          11,000    375,650
     J.P. Morgan Chase & Co.                             15,000    565,800
                                                                ----------
                                                                   941,450
                                                                ----------
     Computer & Peripherals -- 9.01%
     Cisco Systems                                       32,000    654,400
     EMC Corp.                                           79,000  1,326,410
                                                                ----------
                                                                 1,980,810
                                                                ----------
     Computer Software & Services -- 9.14%
     First Data Corp.                                    25,300  1,852,972
     Siebel Systems                                       7,000    156,450
                                                                ----------
                                                                 2,009,422
                                                                ----------
     Diversified Companies -- 9.36%
     Tyco International Limited                          35,000  2,058,000
                                                                ----------
     Drugs -- 6.32%
     Bristol Myers Squibb Co.                             6,000    322,560
     Merck & Co. Inc.                                    10,000    677,500
     Pfizer Inc.                                          9,000    389,790
                                                                ----------
                                                                 1,389,850
                                                                ----------
     Electrical Equipment -- 1.75%
     General Electric Co.                                10,000    385,000
                                                                ----------
     Financial Services -- 10.61%
     Citi Group                                          41,000  1,963,900
     Capital One Financial                                4,500    225,135
     Providian Financial Corp.                           54,000    144,180
                                                                ----------
                                                                 2,333,215
                                                                ----------
     Medical Supplies & Services -- 2.17%
     CIGNA Corp.                                          5,000    456,150
     Zimmer Holdings                                        600     19,356
                                                                ----------
                                                                   475,506

                                                         Shares    Value
                                                         ------    -----
    Petroleum -- 1.36%
    Exxon Mobil Corp.                                     8,000 $   299,200
                                                                -----------
    Retail -- 4.22%
    TJX Corp.                                            10,000     376,900
    Wal Mart Stores Inc.                                 10,000     551,500
                                                                -----------
                                                                    928,400
                                                                -----------
    Securities Brokerage -- 23.53%
    Bear Stearns Cos., Inc.                               9,000     517,500
    Goldman Sachs                                        23,000   2,044,700
    Lehman Brothers Holdings Inc.                        27,600   1,825,740
    Morgan Stanley, Dean Witter, Discover & Co.           6,000     333,000
    Raymond James Financial Inc.                         14,000     452,200
                                                                -----------
                                                                  5,173,140
                                                                -----------
    Semiconductor -- 1.98%
    International Rectifier                              13,000     434,980
                                                                -----------
    Telecommunication Equipment -- 0.13%
    ONI Systems                                           4,000      28,480
                                                                -----------
    Thrift -- 2.15%
    Fannie Mae                                            6,000     471,600
                                                                -----------
       Total Common Stocks (cost $15,531,647)                   19,786,553
                                                                -----------

    Exchange Traded Index Shares -- 10.00%
    iShares -- Russell 1000 Index                        16,000     818,240
    SPDR -- Financial Sector Index                       13,500     349,785
    SPDR -- S&P 500 Index                                 9,000   1,029,420
                                                                -----------
       Total Exchange Traded Index Shares (cost $1,953,000)      2,197,445
                                                                -----------
       Total Investments (cost $17,484,647)                    $21,983,998
                                                                ===========

   The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2001
                                  (Unaudited)

Assets:
  Investments at value (identified cost of $17,484,647)                                        $21,983,998
  Cash                                                                                               2,778
  Receivable for fund shares sold                                                                  111,590
  Receivable for securities sold                                                                   882,170
  Other assets                                                                                      14,850
                                                                                               -----------

       Total assets                                                                             22,995,386
                                                                                               -----------

Liabilities:
  Accrued distribution fees                                                                         12,816
  Accrued advisory fees                                                                             12,816
  Payable for securities purchased                                                                 565,850
  Borrowings for purchase of securities                                                          4,729,000
  Accrued interest expense                                                                          13,344
  Other liabilities                                                                                 39,427
                                                                                               -----------

       Total liabilities                                                                         5,373,253
                                                                                               -----------

         Net assets                                                                            $17,622,133
                                                                                               ===========

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)   1,123,874
                                                                                               ===========

Net asset value and offering price per share outstanding                                       $     15.68
                                                                                               ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                  for the six months ended November 30, 2001
                                  (Unaudited)

Investment Income:
  Dividends                                                                      $   129,076
  Interest                                                                               100
                                                                                 -----------
       Total income                                                                  129,176
                                                                                 -----------

Expenses:
  Investment advisory fees                                                            78,885
  Distribution fees                                                                   78,885
  Transfer agent fees                                                                 26,290
  Custodial fees                                                                       5,633
  Professional fees                                                                   10,457
  Registration fees                                                                    7,655
  Trustee fees                                                                         1,901
  Insurance                                                                            3,925
  Shareholder reports                                                                  1,928
  Miscellaneous                                                                        1,974
                                                                                 -----------

      Total operating expenses                                                       217,533
  Interest expense                                                                   112,545
                                                                                 -----------

      Total expenses                                                                 330,078
                                                                                 -----------

      Net investment loss                                                           (200,902)
                                                                                 -----------

Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from security transactions                                (80,419)
  Change in unrealized appreciation on investments                                (1,685,467)
                                                                                 -----------

       Net realized and unrealized gain (loss) on investments                     (1,765,886)
                                                                                 -----------

         Net increase (decrease) in net assets resulting from operations         $(1,966,788)
                                                                                 ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                  for the six months ended November 30, 2001
                                  (Unaudited)

Cash provided (used) by financing activities:
  Sales of capital shares                                             $ 1,814,933
  Repurchase of capital shares                                         (1,645,110)
                                                                      -----------
  Cash provided by capital share transactions                             169,823
  Cash provided by borrowing, net of borrowings repaid of $6,085,000       70,000
                                                                      -----------
                                                                                   $ 239,823
Cash provided (used) by operations:
  Purchases of portfolio securities                                   $(9,545,667)
  Proceeds from sales of portfolio securities                           9,526,169
                                                                      -----------
                                                                          (19,498)
                                                                      -----------

  Net investment loss                                                    (200,902)
  Net change in receivables/payables related to operations                (18,129)
                                                                      -----------
                                                                         (219,031)
                                                                      -----------
                                                                                    (238,529)
                                                                                   ---------
  Net increase in cash                                                                 1,294
  Cash, beginning of year/period                                                       1,484
                                                                                   ---------
    Cash, end of year/period                                                       $   2,778
                                                                                   =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                               For the Six
                                                                              Months Ended    For the
                                                                              Nov. 30, 2001  Year Ended
                                                                               (Unaudited)  May 31, 2001
                                                                               -----------  ------------
Operations:
  Net investment loss                                                          $  (200,902) $   (383,998)
  Net realized gain (loss) from security transactions                              (80,419)      665,802
  Net change in unrealized appreciation on investments                          (1,685,467)    1,630,391
                                                                               -----------  ------------

       Increase (decrease) in net assets resulting from operations              (1,966,788)    1,912,195
                                                                               -----------  ------------
Distributions:
  From net realized gains on security transactions                                              (658,529)
                                                                                            ------------

       Decrease in net assets resulting from distributions                                      (658,529)
                                                                                            ------------
Capital share transactions:
  Proceeds from sale of 126,303 and 2,338,894 shares                             1,920,767    41,461,698
  Value of 33,026 shares issued upon reinvestment of dividends                                   620,560
  Cost of 110,801 and 2,133,151 shares redeemed                                 (1,666,321)  (37,858,572)
                                                                               -----------  ------------

       Increase in net assets resulting from capital share transactions            254,446     4,223,686
                                                                               -----------  ------------

       Total increase (decrease) in net assets
                                                                                (1,712,342)    5,477,352
Net assets:
  Beginning of year/period                                                      19,334,475    13,857,123
                                                                               -----------  ------------

  End of year/period                                                           $17,622,133  $ 19,334,475
                                                                               ===========  ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                             FINANCIAL HIGHLIGHTS



                                                            For the
                                                          Six Months
                                                             Ended
                                                           Nov. 30,              For the Year Ended May 31,
                                                             2001     -----------------------------------------------
                                                          (Unaudited)  2001      2000      1999      1998      1997
                                                          -----------  ----      ----      ----      ----      ----
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period                   $ 17.44   $ 15.94   $ 16.09   $ 14.90   $ 14.23   $ 12.00
                                                            -------   -------   -------   -------   -------   -------
Income from investment operations:
  Net investment loss                                         (0.18)    (0.35)    (0.43)    (0.41)    (0.47)    (0.25)
  Net realized and unrealized gain on investments             (1.58)     2.51      1.78      2.79      2.19      2.69
                                                            -------   -------   -------   -------   -------   -------

       Total income from investment operations                (1.76)     2.16      1.35      2.38      1.72      2.44
                                                            -------   -------   -------   -------   -------   -------
Distributions:
  From net realized gain on security transactions                       (0.66)    (1.50)    (1.19)    (1.05)    (0.21)
                                                                      -------   -------   -------   -------   -------

       Total distributions                                              (0.66)    (1.50)    (1.19)    (1.05)    (0.21)
                                                                      -------   -------   -------   -------   -------

         Net asset value, end of year/period                $ 15.68   $ 17.44   $ 15.94   $ 16.09   $ 14.90   $ 14.23
                                                            =======   =======   =======   =======   =======   =======

Total return/(1)/                                            (10.09)%   13.25%     9.61%    17.80%    13.02%    20.59%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                 $17,622   $19,334   $13,857   $15,587   $13,664   $13,060
  Ratio of operating expenses to average net assets/(2)/       2.48%     2.47%     2.27%     2.44%     2.54%     2.65%
  Ratio of total expenses to average net assets/(3)/           3.77%     4.21%     4.00%     4.77%     5.52%     5.20%
  Ratio of net investment loss to average net assets          (2.29)%   (2.13)%   (2.33)%   (2.82)%   (3.08)%   (2.50)%
  Portfolio turnover rate                                        92%       82%      113%      187%      145%      115%

----------

/(1)/  Does not reflect contingent deferred sales charge.

/(2)/ Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.48%, 2.47%, 2.42%, 2.60%, 2.69% and 2.80%, respectively.

/(3)/ Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 3.77%, 4.21%, 4.15%, 4.92%, 5.67% and 5.35%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS
(Information as of and for the six months ended November 30, 2001 is unaudited)

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 2001, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $21,983,998, $4,499,351, $5,464,544 and $965,193, respectively.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

  f. Borrowings

     The Fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of November 30, 2001, the balance due for securities purchased through leveraging was $4,729,000. The average daily balance during the period ended November 30, 2001 was $4,644,825 or $4.13 per share, based on average shares outstanding of 1,125,880. The maximum amount of borrowings outstanding at any month-end during the period was $5,486,000. The Fund's investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold or repledged.

     Interest is charged at a rate of 1.50% plus the Fed Funds rate (3.625% as of November 30, 2001). Interest expense amounted to $112,545 for the period ended November 30, 2001.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the six months ended November 30, 2001, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $10,111,517 and $10,408,340, respectively.

6. Composition of Net Assets:

   At November 30, 2001, net assets consisted of:

   Paid-in capital                                                             $13,429,670
   Accumulated net investment loss                                                (200,902)
   Accumulated net realized loss from security transactions                       (105,986)
   Unrealized appreciation on investments                                        4,499,351
                                                                               -----------
       Net assets applicable to outstanding shares of beneficial interest      $17,622,133
                                                                               ===========

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 2001
                                  (Unaudited)

                                                  Principal    Value
                                                  ---------    -----
         U.S. GOVERNMENT OBLIGATIONS -- 100.00%
         United States Treasury Notes
           6.50% Due 5/15/2005                    $7,028,000 $7,675,076
                                                             ----------
            Total investments (cost $7,661,498)              $7,675,076
                                                             ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2001
                                  (Unaudited)

Assets:
  Investments at value (identified cost of $7,661,498)                                         $7,675,076
  Cash                                                                                            192,574
  Interest receivable                                                                              21,334
  Other assets                                                                                      7,256
                                                                                               ----------

       Total assets                                                                             7,896,240
                                                                                               ----------
Liabilities:
  Other liabilities                                                                                 8,256
                                                                                               ----------

       Total liabilities                                                                            8,256
                                                                                               ----------

         Net assets                                                                            $7,887,984
                                                                                               ==========

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)    743,164
                                                                                               ==========

Net asset value and offering price per share outstanding                                       $    10.61
                                                                                               ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            STATEMENT OF OPERATIONS
                  for the six months ended November 30, 2001
                                  (Unaudited)

Investment income:
  Interest                                                            $ 203,215
                                                                      ---------

Expenses:
  Investment advisory fees                                               15,021
  Transfer agent fees                                                    14,230
  Custodial fees                                                          1,471
  Professional fees                                                       3,310
  Registration fees                                                       7,020
  Trustee fees                                                            1,045
  Insurance                                                               1,135
  Shareholder reports                                                     1,040
  Miscellaneous                                                           1,298
                                                                      ---------
                                                                         45,570
  Less expenses waived by investment advisor                            (13,635)
                                                                      ---------

      Total expenses                                                     31,935
                                                                      ---------

      Net investment income                                             171,280
                                                                      ---------

Realized and unrealized gain (loss) on investments:
  Net realized gain from security transactions                          210,389
  Change in unrealized appreciation on investments                     (219,141)
                                                                      ---------

       Net realized and unrealized gain (loss) on investments            (8,752)
                                                                      ---------

         Net increase in net assets resulting from operations         $ 162,528
                                                                      =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  For the
                                                                              Six Months Ended   For the
                                                                               Nov. 30, 2001    Year Ended
                                                                                (Unaudited)    May 31, 2001
                                                                              ---------------- ------------
Operations:
  Net investment income                                                         $   171,280    $   345,756
  Net realized gain from security transactions                                      210,389
  Net change in unrealized appreciation on investments                             (219,141)       257,842
                                                                                -----------    -----------

       Increase in net assets resulting from operations                             162,528        603,598
                                                                                -----------    -----------
Distributions:
  From net investment income                                                       (165,859)      (371,472)
                                                                                -----------    -----------
Capital share transactions:
  Proceeds from sale of 211,580 and 326,788 shares                                2,280,579      3,446,787
  Value of 14,597 and 32,256 shares issued upon reinvestment of dividends           154,884        341,219
  Cost of 104,783 and 125,255 shares redeemed                                    (1,121,457)    (1,329,680)
                                                                                -----------    -----------

       Increase in net assets resulting from capital share transactions           1,314,006      2,458,326
                                                                                -----------    -----------

       Total increase in net assets
                                                                                  1,310,675      2,690,452
Net assets:
  Beginning of year/period                                                        6,577,309      3,886,857
                                                                                -----------    -----------
  End of year/period                                                            $ 7,887,984    $ 6,577,309
                                                                                ===========    ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                             FINANCIAL HIGHLIGHTS



                                                            For the
                                                          Six Months
                                                             Ended                                For the
                                                           Nov. 30,   For the Year Ended May 31 Period Ended
                                                             2001     ------------------------    May 31,
                                                          (Unaudited)  2001      2000    1999    1998/(1)/
                                                          -----------  ----      ----    ----   ------------
For a share outstanding throughout the year/period:
Net asset value, beginning of year/period                   $10.58    $10.02    $10.53  $10.63     $10.00
                                                            ------    ------    ------  ------     ------
Income from investment operations:
  Net investment income                                       0.22      0.57      0.80    0.58       0.43
  Net realized and unrealized gain (loss) on investments      0.05      0.74     (0.68)  (0.02)      0.49
                                                            ------    ------    ------  ------     ------

       Total income from investment operations                0.27      1.31      0.12    0.56       0.92
                                                            ------    ------    ------  ------     ------
Distributions:
  From net investment income                                 (0.24)    (0.75)    (0.51)  (0.64)     (0.29)
  From net realized gain on security transactions                                (0.12)  (0.02)
                                                            ------    ------    ------  ------     ------

       Total distributions                                   (0.24)    (0.75)    (0.63)  (0.66)     (0.29)
                                                            ------    ------    ------  ------     ------

         Net asset value, end of year/period                $10.61    $10.58    $10.02  $10.53     $10.63
                                                            ======    ======    ======  ======     ======

Total return/(2)/                                             2.57%    13.25%     1.30%   5.11%      9.33%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                 $7,888    $6,577    $3,887  $7,504     $3,844
  Ratio of expenses to average net assets/(3)/                0.85%     0.85%     0.76%   0.87%      0.84%
  Ratio of net investment income to average net assets        4.57%     6.53%     6.72%   5.49%      5.85%
  Portfolio turnover rate                                      431%        0%      126%    231%         3%

----------

/(1)/ Commencement of operations was July 2, 1997.

/(2)/ Does not reflect contingent deferred sales charge.

/(3)/ Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.22%, 1.53%, 1.48%, 1.79% and 2.99%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
(Information as of and for the six months ended November 30, 2001 is unaudited)

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Treasuries Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of U.S. government. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees. U.S. Treasury securities are valued at the mean between the bid and asked prices.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 2001, the aggregate cost of investments for federal income tax purposes and the unrealized appreciation on a federal income tax basis, where there is an excess of value over tax cost were $7,661,498 and $13,578, respectively.

  d. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

  e. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund. For the period ended November 30, 2001, the Advisor waived $13,635 of its advisory fees.

4. Contingent Deferred Sales Charge:

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5. Investment Activity:

   For the six months ended November 30, 2001, purchases and sales of U.S. government obligations amounted to $15,370,282 and $14,089,930, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.

6. Composition of Net Assets:

   At November 30, 2001, net assets consisted of:

   Paid-in capital                                                             $8,002,199
   Accumulated net investment income                                              123,716
   Accumulated net realized loss from security transactions                      (251,509)
   Unrealized appreciation on investments                                          13,578
                                                                               ----------
       Net assets applicable to outstanding shares of beneficial interest      $7,887,984

                                                                               ==========

                             SHAREHOLDER SERVICES
                                   API Trust
                                 P.O. Box 8595
                       Boston, Massachusetts 02266-8595
                                (888) 933-8274

                           For Overnight Deliveries:

                                   API Trust
                                66 Brooks Drive
                        Braintree, Massachusetts 02184

                               EXECUTIVE OFFICES
                       American Pension Investors Trust
                                 P.O. Box 2529
                             2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                (800) 544-6060

                            INDEPENDENT ACCOUNTANTS
                          PricewaterhouseCoopers LLP
                             250 West Pratt Street
                           Baltimore, Maryland 21201

                   This report is submitted for the general
                 information of the shareholders of the Trust.
               The report is not authorized for distribution to
              prospective investors in the Trust unless preceded
                  or accompanied by an effective Prospectus.

                               www.apitrust.com